Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Financial Assets Measured at Fair Value on Recurring Basis

The Plan’s financial assets measured at fair value on a recurring basis were as follows:

	December 31, 2025
		Quoted	Significant
		prices in	other	Significant
	Carrying	active	observable	unobservable
	value	markets	inputs	inputs
In Thousands	(Fair value)	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$907,275	$907,275	$—	$—
Paychex common stock	171,534	171,534	—	—
CITs measured at fair value	113,678	—	113,678	—
Annuity fund	4,303	—	4,303	—

CITs measured at NAV (1)	1,197,505
Total investments at fair value	$2,394,295

	December 31, 2024
		Quoted	Significant
		prices in	other	Significant
	Carrying	active	observable	unobservable
	value	markets	inputs	inputs
In Thousands	(Fair value)	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$799,667	$799,667	$—	$—
Paychex common stock	231,016	231,016	—	—
CITs measured at fair value	153,615	—	153,615	—
Annuity fund	4,490	—	4,490	—

CIT measured at NAV (1)	1,034,763
Total investments at fair value	$2,223,551

(1) In accordance with Accounting Standards Codification subtopic 820-10, investments in CITs that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts of the CITs presented in the fair value tables are intended to permit reconciliation to balances presented in the Statements of Net Assets Available for Benefits.